Suppliers and contractors (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Related parties	$ 158	$ 171
Total trade and other current payables	5,272	4,461
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Third parties	3,461	2,691
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Third parties	$ 1,653	$ 1,599